8. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of transactions and outstanding balances relating to key management personnel (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of transactions and outstanding balances relating to key management personnel

For the year ended December 31, 2018

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn Chief Executive Officer, Director	$253,968	$Nil	$Nil	$Nil	$61,430	$11,505	$326,903
Winnie Wong, Chief Financial Officer	$Nil	$Nil	$Nil	$Nil	$Nil	$9,588	$9,588

For the year ended December 31, 2017

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn Chief Executive Officer, Director	$265,828	$Nil	$Nil	$Nil	$53,262	$16,880	$335,970
Winnie Wong, Chief Financial Officer	$Nil	$Nil	$Nil	$Nil	$Nil	$12,660	$12,660

For the year ended December 31, 2016

	Short-term employee benefits	Post-employment benefits	Other long-term benefits	Termination benefits	Other expenses	Share-based payments	Total
Paul W. Kuhn Chief Executive Officer, Director	$265,571	$Nil	$Nil	$Nil	$67,972	$16,270	$349,813
Winnie Wong, Chief Financial Officer	$Nil	$Nil	$Nil	$Nil	$Nil	$16,270	$16,270